Vanguard Municipal Low Duration Fund Expense Example - Investor Prospectus [Member] - Vanguard Municipal Low Duration Fund - Investor Shares	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 1
Expense Example, with Redemption, 3 Years	3
Expense Example, with Redemption, 5 Years	6
Expense Example, with Redemption, 10 Years	$ 13